Credit Risk - Summary of Probability Weightings Applied to Scenarios (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Upside 1
Disclosure of probability weightings of scenarios [line items]
Probability %	5.00%	10.00%
Upside 2
Disclosure of probability weightings of scenarios [line items]
Probability %		5.00%
Base case
Disclosure of probability weightings of scenarios [line items]
Probability %	45.00%	40.00%
Downside 1
Disclosure of probability weightings of scenarios [line items]
Probability %	15.00%	30.00%
Downside 2
Disclosure of probability weightings of scenarios [line items]
Probability %	25.00%	15.00%
Downside 3
Disclosure of probability weightings of scenarios [line items]
Probability %	10.00%